Borrowings	6 Months Ended
Jun. 30, 2026
Borrowings [Abstract]
Borrowings
Note 7: Borrowings

	As at 30 June 2026 USD’000	As at 31 December 2025 USD’000
Current
Bank borrowings	197,949	184,773
Sale and leaseback liabilities	5,774	5,925
Other lease liabilities	27,778	21,876
Total current borrowings	231,501	212,574

Non-current
Bank borrowings	610,350	863,352
Sale and leaseback liabilities	28,559	31,170
Other lease liabilities	14,953	15,880
Total non-current borrowings	653,862	910,402

Total borrowings	885,363	1,122,976

As at 30 June 2026, bank borrowings consist of seven (31 December 2025: eight) credit facilities from external financial institutions, namely USD 84 million, USD 715 million, USD 175 million, USD 100 million, USD 100 million and two borrowing base facilities (31 December 2025: USD 473 million, USD 84 million, USD 40 million, USD 303 million, USD 715 million, USD 175 million, and two borrowing base facilities).

The USD 40 million facility was fully repaid and terminated on 30 June 2026. The USD 303 million facility was undrawn and terminated on 30 June 2026. A majority of the facilities are secured by the Group’s fleet of vessels and receivables. The tables below summarise key information and the repayment profile of the bank borrowings:

	Outstanding amount USD m	Maturity date
Facility amount
USD 84 million facility	66.7	2029
USD 715 million facility
- USD 715 million revolving credit facility	357.0	2032
Up to USD 175 million borrowing base facility Up to USD 175 million borrowing base facility (with an accordion option of up to USD 75 million)	90.5	–
USD 175 million facility
- USD 175 million revolving credit facility	100.0	2032
USD 100 million revolving credit facility	100.0	2029
USD 100 million revolving credit facility	100.0	2027

	For the financial year ended 31 December 2026	For the financial year ended 31 December 2027
Repayment profile USD’000
USD 84 million facility	4,317	8,633
USD 715 million facility[1]	–	–
Up to USD 175 million borrowing base facility[2] Up to USD 175 million borrowing base facility[2] (with an accordion option of up to USD 75 million)	–	–
USD 175 million facility[1]	–	–
USD 100 million revolving credit facility[1]	–	–
USD 100 million revolving credit facility[1]	–	100,000

[1] The revolving credit facility does not have fixed repayment terms and is repayable at the discretion of the Group; subject to the outstanding amounts not exceeding commitment amounts.
[2] The borrowing base facilities do not have fixed repayment terms and are repayable when the receivables base decreases below certain thresholds.

As at 30 June 2026, bank borrowings of joint ventures consist of eight credit facilities (31 December 2025: ten credit facilities) from external financial institutions (excluded from LTV ratio under key figures).

The H&A Shipping Joint Venture’s USD 22.1 million and USD 23.5 million facilities were fully repaid and terminated on 30 June 2026. The table below summarises key information of the joint ventures’ bank borrowings:

	Outstanding amount USD m	Maturity date
Facility amount
Vista Shipping joint venture
USD 51.8 million facility	25.5	2031
USD 111.0 million facility	64.3	2032
USD 89.6 million facility	73.1	2033
USD 88.5 million facility	76.2	2031

Ecomar joint venture
Vessel 1 French Tax Lease Arrangement	40.6	2032
Vessel 2 French Tax Lease Arrangement	38.8	2032
Vessel 3 French Tax Lease Arrangement	38.4	2032
Vessel 4 French Tax Lease Arrangement	38.6	2033

	For the financial year ended 31 December 2026	For the financial year ended 31 December 2027
Repayment profile USD’000
Vista Shipping joint venture
USD 51.8 million facility	1,727	3,453
USD 111.0 million facility	3,700	7,400
USD 89.6 million facility	2,635	5,271
USD 88.5 million facility	2,458	4,917

Ecomar joint venture
Vessel 1 French Tax Lease Arrangement	639	3,632
Vessel 2 French Tax Lease Arrangement	641	3,570
Vessel 3 French Tax Lease Arrangement	638	3,818
Vessel 4 French Tax Lease Arrangement	1,820	4,436

As at 30 June 2026, the sale and leaseback liabilities consist of various facilities provided by external leasing houses under sale-and-leaseback contracts. Under these contracts, the vessels were legally sold to external leasing houses and leased back by the Group. The maturity dates of the facilities range from 2029 to 2033.

The carrying amount relating to the one CTI vessel was USD 14.5 million (31 December 2025: USD 15.2 million) and other finance leases were USD 19.8 million (31 December 2025: USD 21.9 million).
Interest rates

The weighted average effective interest rates per annum of total borrowings, excluding the effect of interest rate swaps, at the balance sheet date are as follows:

	As at 30 June 2026	As at 31 December 2025
Bank borrowings	4.8%	5.2%
Sale and leaseback liabilities	5.6%	5.7%

Carrying amounts and fair values

The carrying values of the floating rate bank borrowings and sale and leaseback liabilities approximate their fair values as they are re-priceable at one to three-month intervals.